Total
Syntax Stratified LargeCap ETF
SYNTAX STRATIFIED LARGECAP ETF
OBJECTIVE

The Syntax Stratified LargeCap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the Syntax Stratified LargeCap Index (the “Index”).

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions and other fees to financial intermediaries you may pay on purchases and sales of Fund Shares.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Syntax Stratified LargeCap ETF Syntax Stratified LargeCap ETF Shares
Management fees	0.45%
Distribution and service (12b-1) fees	none
Other expenses	none
Total Annual Fund Operating Expenses	0.45%
Fee Waiver/Expense Reimbursement	0.15%	[1]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	0.30%	[1]
[1]	Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and/or absorb expenses of the Fund until at least May 1, 2023, thereafter subject to annual re-approval by the Fund’s Board of Trustees, to ensure that Total Annual Fund Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) do not exceed 0.30%. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the expense cap in place at the time such amounts were waived; and (ii) the Fund’s current expense cap. These arrangements cannot be terminated prior to one year from the effective date of this Prospectus without the approval of the Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Syntax Stratified LargeCap ETF | Syntax Stratified LargeCap ETF Shares | USD ($)	31	129	237	552

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

PRINCIPAL STRATEGY

The Fund seeks to track its performance to the Index. The Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund invests substantially all, and at least 95% of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 95% investment policy.

The Index, which was created by Syntax, LLC, an affiliate of the Fund’s investment adviser, is the Stratified WeightTM version, as described below, of the broad-based S&P 500 Index and holds the same constituents as the S&P 500 Index. The S&P 500 Index may include some constituent stocks of companies that may be considered small, medium and large capitalization companies. Syntax’s Stratified-Weight™ is the weighting method by which Syntax diversifies its indices by hierarchically grouping and distributing the weight of an index’s constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification. Under normal market conditions, the Index rebalances quarterly, on the third Friday of each quarter-ending month, and will typically include 500 components allocated across eight industry sectors defined by Syntax Indices: consumer, energy, financials, food, healthcare, industrials, information, and information tools. The Index is reconstituted at the time the S&P 500 Index does the same, which is conducted on an ongoing basis. The market capitalization of companies in the S&P 500 Index as of December 31, 2021 was between $3.9 billion and $2.9 trillion. The assets in the Fund are managed by Vantage Consulting Group (the “Sub-Adviser”).

Syntax’s Stratified Weight™ methodology is designed to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices. Capitalization weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting may cause an investor’s ownership to accumulate in industries with large groups of companies with similar Related Business Risks. Instead of concentrating in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to all of the business opportunities of an index. Compared to capitalization weighted indices, the Stratified Weight™ approach may provide the following potential advantages: reduce the negative impact of a significant correction in an overweight sector; increase the chance of participating in capital appreciation among all sectors during a market rally; capture a fuller range of market opportunities. The Fund may from time to time own securities that are not included in the Index and may hold securities that are not in a stratified weight exposure if the Adviser deems it in the interest of the Fund.

Please see the Additional Strategies Information section of the Fund’s Prospectus for more information on the methodology of the Syntax Indices.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund invests, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. U.S. securities markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses.

MARKET DISRUPTION RISK: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, supply chain disruptions, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.

STRATEGY RISK: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by related business risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

MARKET TRADING RISK: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

TRACKING ERROR RISK: The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of its corresponding Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions, including without limitation instances where a security’s proportionate representation in the Fund does not match that of the Index. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. Index ETFs that track indices with significant weight in emerging markets issuers may experience higher tracking error than other index ETFs that do not track such indices.

AUTHORIZED PARTICIPANTS RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, Shares may trade at a material discount to NAV and possibly face trading halts or delisting.

FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how its average annual returns for certain time periods compare with the average annual returns of a broad measure of market performance. A privately offered fund managed by Syntax Advisors, LLC was reorganized into the Fund as of January 2, 2019, upon commencement of the ETF operations. The Fund’s performance information, from January 1, 2015 to the Fund’s commencement of operations, is that of the 500 Series of the Syntax Index Series LP (“500 Series”) of the Syntax Index Series LP, a privately offered account, which was the predecessor of the Fund.

The returns were calculated using the methodology the SEC requires of registered funds. However, since the 500 Series did not calculate its returns on a per share basis, its returns have been calculated on its total net asset value. Neither the 500 Series nor the Fund’s past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com.

The 500 Series had investment objectives, policies and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund, which means that it also complied with the investment guidelines and restrictions of the Index. The investment adviser for the Fund was the investment adviser for the 500 Series for the entire period from January 1, 2015, until the Fund’s commencement of operations for which performance information is shown below. The 500 Series was reorganized into the Fund as of the date of the Fund’s commencement of operations as a tax-deferred conversion.

As a registered investment company, the Fund is subject to certain restrictions under the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the 500 Series. If the 500 Series had been subject to the provisions of the 1940 Act and the Internal Revenue Code, its performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund’s investment performance.

The performance information of the 500 Series is net of all fees and expenses. The Fund may be subject to higher fees and expenses, which would negatively impact performance.

Consistent with the rules of the Index, the 500 Series held, and the Fund holds, underlying securities that coincide with the securities chosen by the Index in appropriate pre-set weights. Trading in securities undertaken for the 500 Series by the Fund’s portfolio manager during the prior privately offered investment period, was the addition or deletion of portfolio securities made in order to track the constituent securities under the same criteria as those of the Index during the quarterly constituent selection process. Rebalancing and tracking, quarterly, of the underlying securities into the pre-set weights during the privately offered period were also executed as determined by the Fund’s Index as contemplated by both the Fund’s investment strategies and the Index that the Fund is designed to track.

*	Performance from January 1, 2015, to the Fund’s commencement of operations on January 2, 2019, is that of the 500 Series.

Highest Quarterly Return	Second Quarter 2020	20.47%
Lowest Quarterly Return	First Quarter 2020	-25.31%

Average Annual Total Returns (for periods ending 12/31/21)*
Average Annual Total Returns - Syntax Stratified LargeCap ETF		1 Year	5 Years	Since Inception	Inception Date
Syntax Stratified LargeCap ETF Shares	[1]	28.76%	15.81%	12.93%	Jan. 01, 2015
Syntax Stratified LargeCap ETF Shares | After Taxes on Distributions	[1],[2]	28.41%			Jan. 01, 2015
Syntax Stratified LargeCap ETF Shares | After Taxes on Distributions and Sales	[1],[2]	17.25%			Jan. 01, 2015
S&P 500 Index (Index returns reflect no deduction for fees, expenses or taxes)	[1]	28.71%	18.47%	14.93%	Jan. 01, 2015
[1]	Performance from January 1, 2015, to the Fund’s commencement of operations on January 2, 2019, is that of the 500 Series.
[2]	The 500 Series was an unregistered limited partnership that did not qualify as a registered investment company for federal income tax purposes and did not pay dividends or distributions. Due to this different tax treatment, the Five Years and Since Inception after tax performance information has not been provided.

(Index returns reflect no deduction for fees, expenses or taxes)

*	Performance from January 1, 2015, to the Fund’s commencement of operations on January 2, 2019, is that of the 500 Series.

**	The 500 Series was an unregistered limited partnership that did not qualify as a registered investment company for federal income tax purposes and did not pay dividends or distributions. Due to this different tax treatment, the Five Years and Since Inception after tax performance information has not been provided.

The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

Syntax Stratified MidCap ETF
SYNTAX STRATIFIED MIDCAP ETF
OBJECTIVE

The Syntax Stratified MidCap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the Syntax Stratified MidCap Index (the “Index”).

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions and other fees to financial intermediaries you may pay on purchases and sales of Fund Shares.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Syntax Stratified MidCap ETF Syntax Stratified MidCap ETF Shares
Management fees	0.45%
Distribution and service (12b-1) fees	none
Other expenses	none
Total Annual Fund Operating Expenses	0.45%
Fee Waiver/Expense Reimbursement	0.10%	[1]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	0.35%	[1]
[1]	Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and/or absorb expenses of the Fund until at least May 1, 2023, thereafter subject to annual re-approval by the Fund’s Board of Trustees, to ensure that Total Annual Fund Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) do not exceed 0.35%. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the expense cap in place at the time such amounts were waived; and (ii) the Fund’s current expense cap. These arrangements cannot be terminated prior to one year from the effective date of this Prospectus without the approval of the Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Syntax Stratified MidCap ETF | Syntax Stratified MidCap ETF Shares | USD ($)	36	134	242	557

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL STRATEGY

The Fund seeks to track its performance to the Index. The Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund invests substantially all, and at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 95% investment policy.

The Index, which was created by Syntax LLC, an affiliate of the Fund’s investment adviser, is the Stratified-Weight™ version, as described below, of the broad-based S&P MidCap 400 Index and holds the same constituents as the S&P MidCap 400 Index. The S&P MidCap 400 Index may include some constituent stocks of companies that may be considered small, medium and large capitalization companies. Syntax’s Stratified-Weight™ is the weighting method by which Syntax diversifies its indices by hierarchically grouping and distributing the weight of an index’s constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification. Under normal market conditions, the Index rebalances quarterly on the third Friday of each quarter-ending month and will typically include 400 components allocated across eight industry sectors defined by Syntax Indices: consumer, energy, financials, food, healthcare, industrials, information, and information tools. The Index is reconstituted at the time the S&P MidCap 400 Index does the same, which is conducted on an ongoing basis. The market capitalization of companies in the S&P MidCap 400 Index as of December 31, 2021 was between $1.6 billion and $18.6 billion. The assets in the Fund are managed by Vantage Consulting Group (the “Sub-Adviser”).

Syntax’s Stratified Weight™ methodology is designed to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices. Capitalization weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting may cause an investor’s ownership to accumulate in industries with large groups of companies with similar Related Business Risks. Instead of concentrating in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to all of the business opportunities of an index. Compared to capitalization weighted indices, the Stratified Weight™ approach may provide the following potential advantages: reduce the negative impact of a significant correction in an overweight sector; increase the chance of participating in capital appreciation among all sectors during a market rally; capture a fuller range of market opportunities. The Fund may from time to time own securities that are not included in the Index and may hold securities that are not in a stratified weight exposure if the Adviser deems it in the interest of the Fund.

Please see the Additional Strategies Information section of the Fund’s Prospectus for more information on the methodology of the Syntax Indices.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund invests and the market price of a security may fluctuate, sometimes rapidly and unpredictably. U.S. securities markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events. The adverse impact of any one or more of these events on the market value of fund investments could be significant and cause losses.

MARKET DISRUPTION RISK: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, supply chain disruptions, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.

STRATEGY RISK: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by related business risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them; the Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Adviser has engaged with APs to seek to make a liquid, efficient market in the Fund, investors in the Fund may incur fees and losses, including, but not limited to, upon exiting a position, in the event that the Fund or its underlying constituents are not highly liquid. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to differences between the market prices of Shares and their underlying value.

TRACKING ERROR RISK: The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of its corresponding Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions, including without limitation instances where a security’s proportionate representation in the Fund does not match that of the Index. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. Index ETFs that track indices with significant weight in emerging markets issuers may experience higher tracking error than other index ETFs that do not track such indices.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions, the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

MARKET TRADING RISK: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

LIMITED OPERATING HISTORY RISK: The Fund has a limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, which may cause it to experience greater tracking error to the Index than it otherwise would at a higher asset level; it may also cause the Fund to liquidate.

AUTHORIZED PARTICIPANTS RISK. The Fund has a limited number of financial institutions that may act as APs. To the extent APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, Shares may trade at a material discount to NAV and possibly face trading halts or delisting.

FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how its average annual returns for certain time periods compare with the average annual returns of a broad measure of market performance. The 400 Series of the Syntax Index Series LP (“400 Series”), a privately offered fund managed by Syntax Advisors, LLC was reorganized into the Fund as of January 16, 2020, upon commencement of the ETF operations. The Fund’s performance information, from January 1, 2015, to the Fund’s commencement of operations is that of the 400 Series, which was the predecessor of the Fund.

The returns were calculated using the methodology the SEC requires of registered funds. However, since the 400 Series did not calculate its returns on a per share basis, its returns have been calculated on its total net asset value. Neither the 400 Series nor the Fund’s past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com.

The 400 Series had investment objectives, policies and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund, which means that it also complied with the investment guidelines and restrictions of the Index. The investment adviser for the Fund was the investment adviser for the 400 Series for the entire period from January 1, , until the Fund’s commencement of operations for which performance information is shown below. The 400 Series was reorganized into the Fund as of the date of the Fund’s commencement of operations as a tax-deferred conversion.

As a registered investment company, the Fund is subject to certain restrictions under the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the 400 Series. If the 400 Series had been subject to the provisions of the 1940 Act and the Internal Revenue Code, its performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund’s investment performance.

The performance information of the 400 Series is net of all fees and expenses. The Fund may be subject to higher fees and expenses, which would negatively impact performance.

Consistent with the rules of the Index, the 400 Series held, and the Fund holds, underlying securities that coincide with the securities chosen by the Index in appropriate pre-set weights. Trading in securities undertaken for the 400 Series by the Fund’s portfolio manager during the prior privately offered investment period, was the addition or deletion of portfolio securities made in order to track the constituents securities under the same criteria as those of the Index during the quarterly constituent selection process. Rebalancing and tracking, quarterly, of the underlying securities into the pre-set weights during the privately offered period were also executed as determined by the Fund’s Index as contemplated by both the Fund’s investment strategies and the Index that the Fund is designed to track.

*	Performance from January 1, 2015, to the Fund’s commencement of operations on January 16, 2020, is that of the 400 Series

Highest Quarterly Return	Second Quarter 2020	27.69%
Lowest Quarterly Return	First Quarter 2020	-29.77%

Average Annual Total Returns (for periods ending 12/31/21)*
Average Annual Total Returns - Syntax Stratified MidCap ETF		1 Year	5 Years	Since Inception	Inception Date
Syntax Stratified MidCap ETF Shares	[1]	21.95%	13.35%	11.48%	Jan. 01, 2015
Syntax Stratified MidCap ETF Shares | After Taxes on Distributions	[1],[2]	21.13%			Jan. 01, 2015
Syntax Stratified MidCap ETF Shares | After Taxes on Distributions and Sales	[1],[2]	13.31%			Jan. 01, 2015
S&P MidCap 400 Index (Index returns reflect no deduction for fees, expenses or taxes)	[1]	24.76%	13.09%	11.81%	Jan. 01, 2015
[1]	Performance from January 1, 2015 to the Fund’s commencement of operations on January 16, 2020 is that of the 400.
[2]	The 400 Series was an unregistered limited partnership that did not qualify as a registered investment company for federal income tax purposes and did not pay dividends or distributions. Due to this different tax treatment, the Five Years and Since Inception after-tax performance have not been provided.

(Index returns reflect no deduction for fees, expenses or taxes)

*	Performance from January 1, 2015 to the Fund’s commencement of operations on January 16, 2020 is that of the 400.

**	The 400 Series was an unregistered limited partnership that did not qualify as a registered investment company for federal income tax purposes and did not pay dividends or distributions. Due to this different tax treatment, the Five Years and Since Inception after-tax performance have not been provided.

The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

Syntax Stratified SmallCap ETF
SYNTAX STRATIFIED SMALLCAP ETF
OBJECTIVE

The Syntax Stratified SmallCap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies in the Syntax Stratified SmallCap Index (the “Index”).

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions and other fees to financial intermediaries you may pay on purchases and sales of Fund Shares.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Syntax Stratified SmallCap ETF Syntax Stratified SmallCap ETF Shares
Management fees	0.45%
Distribution and service (12b-1) fees	none
Other expenses	none
Total Annual Fund Operating Expenses	0.45%
Fee Waiver/Expense Reimbursement	0.05%	[1]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	0.40%	[1]
[1]	Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and/or absorb expenses of the Fund until at least May 1, 2023, thereafter subject to annual re-approval by the Fund’s Board of Trustees, to ensure that Total Annual Fund Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) do not exceed 0.40%. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the expense cap in place at the time such amounts were waived; and (ii) the Fund’s current expense cap. These arrangements cannot be terminated prior to one year from the effective date of this Prospectus without the approval of the Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Syntax Stratified SmallCap ETF | Syntax Stratified SmallCap ETF Shares | USD ($)	41	139	247	562

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

PRINCIPAL STRATEGY

The Fund seeks to track its performance to the Index. The Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund invests substantially all, and at least 80% of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy.

The Index, which was created by Syntax LLC, an affiliate of the Fund’s investment adviser, is the Stratified WeightTM version, as described below, of the broad-based S&P SmallCap 600 Index and holds the same constituents as the S&P SmallCap 600 Index. Although the S&P SmallCap 600 Index seeks to measure the small cap segment of the US equity market, it may include some constituent stocks of companies that may be considered small, medium and large capitalization companies. Syntax’s Stratified-Weight™ is the weighting method by which Syntax diversifies its indices by hierarchically grouping and distributing the weight of an index’s constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification. Under normal market conditions, the Index rebalances quarterly, on the third Friday of each quarter-ending month, and will typically include 600 components allocated across eight industry sectors: consumer, energy, financials, food, healthcare, industrials, information, and information tools. The Index is reconstituted at the time the S&P SmallCap 600 Index does the same, which is conducted on an ongoing basis. The market capitalization of companies in the S&P SmallCap 600 Index as of December 31, 2021 was between $208 million and $7.9 billion. The assets in the Fund are managed by Vantage Consulting Group (the “Sub-Adviser”).

Syntax’s Stratified Weight™ methodology is designed to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices. Capitalization weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting may cause an investor’s ownership to accumulate in industries with large groups of companies with similar Related Business Risks. Instead of concentrating in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to of all the business opportunities of an index. Compared to capitalization weighted indices, the Stratified Weight™ approach may provide the following potential advantages: reduce the negative impact of a significant correction in an overweight sector; increase the chance of participating in capital appreciation among all sectors during a market rally; capture a fuller range of market opportunities. The Fund may from time to time own securities that are not included in the Index and may hold securities that are not in a stratified weight exposure if the Adviser deems it in the interest of the Fund.

Please see the Additional Strategies Information section of the Fund’s Prospectus for more information on the methodology of the Syntax Indices.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund invests and the market price of a security may fluctuate, sometimes rapidly and unpredictably. U.S. securities markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events. The adverse impact of any one or more of these events on the market value of fund investments could be significant and cause losses.

MARKET DISRUPTION RISK: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, supply chain disruptions, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.

STRATEGY RISK: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by related business risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them; the Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Adviser has engaged with Authorized Participants (“APs”) to seek to make a liquid, efficient market in the Fund, investors in the Fund may incur fees and losses, including, but not limited to, upon exiting a position, in the event that the Fund or its underlying constituents are not highly liquid. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to differences between the market prices of Shares and their underlying value.

MARKET TRADING RISK: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

TRACKING ERROR RISK: The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of its corresponding Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions, including without limitation instances where a security’s proportionate representation in the Fund does not match that of the Index. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. Index ETFs that track indices with significant weight in emerging markets issuers may experience higher tracking error than other index ETFs that do not track such indices.

LIMITED OPERATING HISTORY RISK: The Fund has a limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, which may cause it to experience greater tracking error to the Index than it otherwise would at a higher asset level; it may also cause the Fund to liquidate.

AUTHORIZED PARTICIPANTS RISK. The Fund has a limited number of financial institutions that may act as APs. To the extent APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, Shares may trade at a material discount to NAV and possibly face trading halts or delisting.

FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for the applicable periods compare with those of a broad measure of market performance. The returns were calculated using the methodology the SEC requires of registered funds. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com.

Highest Quarterly Return	First Quarter 2021	19.89%
Lowest Quarterly Return	Third Quarter 2021	-4.15%

Average Annual Total Returns (for periods ending 12/31/21)
Average Annual Total Returns - Syntax Stratified SmallCap ETF	1 Year	Since Inception	Inception Date
Syntax Stratified SmallCap ETF Shares	25.72%	45.52%	May 28, 2020
Syntax Stratified SmallCap ETF Shares | After Taxes on Distributions	22.46%	42.84%	May 28, 2020
Syntax Stratified SmallCap ETF Shares | After Taxes on Distributions and Sales	15.43%	34.41%	May 28, 2020
S&P SmallCap 600 Index	26.82%	42.68%	May 28, 2020

The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

Syntax Stratified U.S. Total Market ETF
SYNTAX STRATIFIED U.S. TOTAL MARKET ETF
OBJECTIVE

The Syntax Stratified U.S. Total Market ETF (the “Fund”) seeks to obtain capital growth that meets or exceeds the performance of the S&P Composite 1500® Index by investing in exchange-traded funds (“ETFs”) or underlying securities that provide Stratified WeightTM U.S. total equity market exposure.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions and other fees to financial intermediaries you may pay on purchases and sales of Fund Shares.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Syntax Stratified U.S. Total Market ETF Syntax Stratified U.S. Total Market ETF Shares
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	none
Acquired Fund Fees and Expenses	0.31%	[1]
Total Annual Fund Operating Expenses	1.06%
Fee Waiver/Expense Reimbursement	0.71%	[2]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	0.35%	[2]
[1]	The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies, including ETFs. The impact of Acquired Fund Fees and Expenses are included in the total returns of the Fund unless they are waived. The Adviser to the Fund has contractually agreed to reimburse a portion of its management fees for the Fund in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to the Fund in other series of the Trust through May 1, 2023.
[2]	Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees until at least May 1, 2023, thereafter subject to annual re-approval by the Fund’s Board of Trustees, to ensure that Total Annual Fund Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (iv) expenses associated with shareholder meetings, (v) compensation and expenses of the Independent Trustees, (vi) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), (viii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (ix) extraordinary expenses of the Fund) do not exceed 0.35%. The fee waiver agreement also includes the Adviser’s waiver of Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in underlying ETFs and securities of other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. The Adviser to the Fund has contractually agreed to reimburse a portion of its management fees for the Fund in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to the Fund in other series of the Trust through May 1, 2023. The contractual waiver and expense reimbursement may be terminated only upon written agreement of the Trust and the Adviser. You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which may not be reflected in the Example Fee Table above. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the first of the month in which fees are waived or reimbursed, if on any particular business day of the Fund, such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed either: (i) the expense cap in place at the time such amounts were waived; or (ii) the current expense cap noted above. These arrangements cannot be terminated prior to one year from the effective date of this Prospectus without the approval of the Board of Trustees. If the Adviser decides to terminate the fee waiver agreement, it will provide written notice on the Fund’s website at least 60 calendar days in advance of the termination date.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Syntax Stratified U.S. Total Market ETF | Syntax Stratified U.S. Total Market ETF Shares | USD ($)	36	266	516	1,230

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turn over” its portfolios). A higher portfolio turnover rate for the Fund may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Since the Fund’s inception date of March 18, 2021, to the end of the most recent fiscal year on December 31, 2021, the Fund’s annualized portfolio turnover rate was 2% of the average value of its portfolio.

PRINCIPAL STRATEGY

The Fund seeks Stratified-WeightTM exposure to the securities in the S&P Composite 1500 Index (the “1500 Index”) through active investments in ETFs or underlying securities. The Fund seeks to achieve its investment objective by investing in Syntax Stratified Weight ETFs (each a “Syntax Underlying Fund” and collectively, the “Syntax Underlying Funds” or “Underlying Funds”) or by investing in U.S. equity securities using the Stratified Weight methodology (“Securities”).

Syntax’s Stratified Weight™ methodology is designed to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices. Capitalization weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting may cause an investor’s ownership to accumulate in industries with large groups of companies with similar “Related Business Risks”. Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification. Instead of concentrating in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to all of the business opportunities of an index. The methodology by which Syntax diversifies weight across these fixed groups is called Stratified Weight. Compared to capitalization weighted indices, the Stratified Weight approach may provide the following potential advantages: reduce the negative impact of a significant correction in an overweight sector; increase the chance of participating in capital appreciation among all sectors during a market rally; capture a fuller range of market opportunities.

The Fund will invest in the following targeted Underlying Funds and/or the Securities: the Syntax® Stratified LargeCap ETF, the Syntax® Stratified MidCap ETF, and the Syntax® Stratified SmallCap ETF, or portfolios of securities that hold comparable securities in comparable classes in a Stratified Weight methodology. The terms “LargeCap”, “MidCap”, and “SmallCap” refer to companies with relatively higher, more moderate, and lower market value, respectively.

The Syntax® Stratified LargeCap ETF (ticker: SSPY) reweights the constituents of the S&P 500® Index and seeks to track, before fees and expenses, the total return performance of the Syntax Stratified LargeCap Index. SSPY utilizes Syntax’s Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P 500 Index. SSPY’s goal is to deliver a return that is representative of all the business opportunities in the Syntax Stratified LargeCap Index. By doing this, SSPY addresses the related business risk concentrations that occur in capitalization-weighted indices.

The Syntax® Stratified MidCap ETF (ticker: SMDY) reweights the constituents of the S&P MidCap 400® Index and seeks to track, before fees and expenses, the total return performance of the Syntax Stratified MidCap Index. SMDY utilizes Syntax’s Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P 400 Index. SMDY’s goal is to deliver a return that is representative of all the business opportunities in the Syntax Stratified MidCap Index. By doing this, SMDY addresses the related business risk concentrations that occur in capitalization-weighted indices.

The Syntax® Stratified SmallCap ETF (ticker: SSLY) reweights the constituents of the S&P SmallCap 600® Index and seeks to track, before fees and expenses, the total return performance of the Syntax Stratified SmallCap Index. The fund utilizes Syntax’s Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P 600 Index. SSLY’s goal is to deliver a return that is representative of all the business opportunities in the Syntax Stratified SmallCap Index. By doing this, SSLY addresses the related business risk concentrations that occur in capitalization-weighted indices.

The Fund, at the Adviser’s discretion, may from time-to-time own securities that are not included in the 1500 Index and may hold the securities that are not in a stratified weight exposure if the Adviser deems it in the interest of the Fund. The market capitalization of companies in the 1500 Index as of December 31, 2021 was between $208 million and $2.9 trillion. The assets in the Fund are managed by Vantage Consulting Group (the “Sub-Adviser”).

Under normal circumstances, the Adviser expects to allocate the assets of the Funds among the LargeCap, MidCap and SmallCap in exposures approximate to their exposures in the Syntax U.S. Total Market Index, which are derived from their relative capitalization weighted exposures in the 1500 Index. Based on historical averages, the Adviser expects these exposures to be between 70% and 96% to the Syntax Underlying Funds or constituents representing S&P 500 Index (large capitalization) universe exposure, between 3% and 20% to the Syntax Underlying Funds or constituents representing S&P MidCap 400 Index (mid capitalization) universe exposure, and between 1% and 10% to the Syntax Underlying Funds or constituents that represent S&P SmallCap 600 Index (small capitalization) universe exposure. The Fund, at the Adviser’s discretion, may, from time to time, own these exposures in weights that are not in their relative positions in the Syntax U.S. Total Market Index or 1500 Index if the Adviser deems it in the best interest of the Fund. The Fund has a policy that under normal circumstances, it will invest at least 80% of holdings in companies that represent U.S. total market exposure as per the investment objective. There is no guarantee that the weights of the individual ETFs will be in the above ranges.

Under normal market conditions, the referent indices for each of the Syntax Underlying Funds rebalance quarterly, on the third Friday of each quarter-ending month, and include components allocated across eight industry sectors: consumer, energy, financials, food, healthcare, industrials, information, and information tools. The Fund will allocate across the Syntax Underlying Funds through the methodology described above.

The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this investment policy.

The Fund is actively managed, and the weighting of the Syntax Underlying Funds or the weighting of the Securities is expected to shift over time, based on the outlook of the Adviser and Sub-Adviser who is responsible for setting the periodic allocation of the Fund across its large, mid, and small cap exposure. The Syntax Underlying Funds use a “passive”, or indexing, approach to try to achieve each Syntax Underlying Fund’s investment objective. The Fund may underperform the 1500 Index.

The Fund anticipates income from dividend payments made by ETFs and individual securities via the Syntax Underlying Funds or Securities.

Please see the Additional Strategies Information section of the Fund’s Prospectus for more information on the Syntax Stratified Weight methodology.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund invests and the market price of a security may fluctuate, sometimes rapidly and unpredictably. U.S. securities markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events. The adverse impact of any one or more of these events on the market value of fund investments could be significant and cause losses.

MARKET DISRUPTION RISK: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, supply chain disruptions, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.

STRATEGY RISK OF UNDERLYING FUNDS: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by related business risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

MANAGEMENT RISK: The Fund’s dependence on stratification and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs in which the Fund invests may prove to be incorrect and may not produce the desired results. As an active fund and pursuant to the trust’s custom basket rules, the Fund, at the Adviser’s discretion, may, from time to time, own its securities in exposures and weights that are not in their relative Stratified Weight exposures outlined in the Principal Strategy if the Adviser deems it in the interest of the Fund. During these periods, the performance of the Fund may deviate from what would be expected from the Stratified Weight exposures and may not produce the desired results.

PASSIVE STRATEGY/INDEX RISK OF THE UNDERLYING FUNDS: The Fund may invest in Syntax Underlying Funds or Securities that are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Syntax Underlying Funds are designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Syntax Underlying Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that the Syntax Underlying Fund’s investment results will have a high degree of correlation to those of their respective benchmark or that the Fund will achieve its investment objective.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions, the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid- sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

ACTIVE MANAGEMENT RISK: The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful and the Fund may underperform the 1500 Index.

MARKET TRADING RISK: The Fund is a new fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to Fund Shares trading at a premium or discount to net asset value (“NAV”). Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them; the Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Adviser has engaged with Authorized Participants (“APs”) to seek to make a liquid, efficient market in the Fund, investors in the fund may incur fees and losses, including, but not limited to, upon taking an exiting a position, in the event that the Fund or its underlying constituents are not highly liquid. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to differences between the market prices of Shares and their underlying value.

NEW FUND RISK: The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, which may cause it to experience greater tracking error to the Index than it otherwise would at a higher asset level, nor can there be assurance regarding Fund performance; either factor may also cause the Fund to liquidate.

AUTHORIZED PARTICIPANTS RISK. The Fund has a limited number of financial institutions that may act as APs. To the extent APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, Shares may trade at a material discount to NAV and possibly face trading halts or delisting.

FUND PERFORMANCE

The Fund is new and does not yet have a full calendar year of performance. After the Fund has been in operation for a full calendar year, total return information will be presented. Updated performance information, which will be available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com, will provide some indication of the risks of investing in the Fund.

Syntax Stratified U.S. Total Market Hedged ETF
SYNTAX STRATIFIED U.S. TOTAL MARKET HEDGED ETF
OBJECTIVE

The Syntax Stratified U.S. Total Market Hedged ETF (the “Fund”) seeks to obtain capital growth that meets or exceeds the performance of the S&P Composite 1500® Index (the “1500 Index”) over a full market cycle by investing in exchange-traded funds (“ETFs”) or underlying securities that provide Stratified WeightTM U.S. total equity market exposure to companies in the 1500 Index while seeking risk-managed growth via a defined risk hedging process.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Syntax Stratified U.S. Total Market Hedged ETF Syntax Stratified U.S. Total Market Hedged ETF Shares
Management fees	1.00%
Distribution and service (12b-1) fees	none
Other expenses	none
Acquired Fund Fees and Expenses	0.27%	[1]
Total Annual Fund Operating Expenses	1.27%
Fee Waiver/Expense Reimbursement	0.62%	[2]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	0.65%	[2]
[1]	The Fund may incur “Acquired Fund Fees and Expenses.” The impact of Acquired Fund Fees and Expenses are included in the total returns of the Fund unless they are waived. Syntax Advisors, LLC, the investment adviser to the Fund, has contractually agreed to reimburse a portion of its management fees for the Fund in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to the Fund in other series of the Trust or funds advised or sub-advised by Vantage Consulting Group Inc., the equity sub-adviser, or Swan Global Investments, LLC, the options sub-adviser, as each is defined below, through May 1, 2023.
[2]	Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees until at least May 1, 2023, thereafter subject to annual re-approval by the Fund’s Board of Trustees, to ensure that Total Annual Fund Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (iv) expenses associated with shareholder meetings, (v) compensation and expenses of the Independent Trustees, (vi) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), (viii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (ix) extraordinary expenses of the Fund) do not exceed 0.65%.
The Adviser to the Fund has contractually agreed to reimburse a portion of its management fees for the Fund in an amount equal to the Acquired Fund Fees and Expenses of the Adviser’s underlying ETFs, if any, attributable to the Fund in other series of the Trust through May 1, 2023. The contractual waiver and expense reimbursement may be terminated only upon written agreement of the Trust and Adviser. You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which may not be reflected in the Example Fee Table above. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the day on which fees are waived or reimbursed, if, such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed either: (i) the expense cap in place at the time such amounts were waived; or (ii) the current expense cap noted above. These arrangements cannot be terminated prior to one year from the effective date of this Prospectus without the approval of the Board of Trustees. If the Adviser decides to terminate the fee waiver agreement, it will provide written notice on the Fund’s website at least 60 calendar days in advance of the termination date.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Syntax Stratified U.S. Total Market Hedged ETF | Syntax Stratified U.S. Total Market Hedged ETF Shares | USD ($)	66	341	637	1,479

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turn over” its portfolios). A higher portfolio turnover rate for the Fund may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Since the Fund’s inception date of June 15, 2021, to the end of the most recent fiscal year on December 31, 2021, the Fund’s annualized portfolio turnover rate was 88% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund seeks Stratified WeightTM exposure to U.S. total market, principally through the securities in the 1500 Index, through active investments in ETFs, or underlying securities. The Fund seeks to achieve its investment objective by investing in Syntax Stratified Weight ETFs (each a “Syntax Underlying Fund” and collectively, the “Syntax Underlying Funds” or “Underlying Funds”) or by investing in U.S. equity securities using the Stratified Weight methodology (“Securities”). The Fund will also invest in index options for risk management purposes and to seek to generate additional returns. The strategy used to select the Fund’s equity investments and its hedging strategy is called the “Stratified Defined Risk Strategy”. In order to accomplish the Fund’s hedging strategy, the Options Sub-Adviser utilizes a put options hedging strategy to hedge some of the Fund’s equity exposure. The put strategy is executed using mostly exchange-traded S&P 500 Index put options that have an inverse relationship to the S&P 500 Index. To seek to generate additional returns or hedge, the Options Sub-Adviser also buys and sells shorter-term (generally 1-3 month) put and call options on equity indices, and engages in various longer-term (12-24 month) spread option strategies.

Syntax’s Stratified Weight™ methodology is designed to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices. Capitalization weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting may cause an investor’s ownership to accumulate in industries with large groups of companies with similar “Related Business Risks”. Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification. Instead of concentrating in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to all of the business opportunities of an index. The methodology by which Syntax diversifies weight across these fixed groups is called Stratified Weight. Compared to capitalization weighted indices, the Stratified Weight approach may provide the following potential advantages: reduce the negative impact of a significant correction in an overweight sector; increase the chance of participating in capital appreciation among all sectors during a market rally; capture a fuller range of market opportunities. The equity assets in the Fund are managed by Vantage Consulting Group (the “Equity Sub-Adviser”) and the options investments in the Fund are managed by Swan Global Investments, LLC (the “Options Sub-Adviser”).

For the equity strategy of the Fund, the Fund will invest in the following targeted Underlying Funds and/or the Securities: Syntax® Stratified LargeCap ETF or Syntax® Stratified LargeCap II ETF, the Syntax® Stratified MidCap ETF, and the Syntax® Stratified SmallCap ETF, or portfolios of securities that hold comparable securities in comparable classes in a Stratified Weight methodology. The terms “LargeCap”, “MidCap”, and “SmallCap” refer to companies with relatively higher, more moderate, and lower market value, respectively.

The Syntax® Stratified LargeCap ETF (ticker: SSPY) reweights the constituents of the S&P 500® Index and seeks to track, before fees and expenses, the total return performance of the Syntax Stratified LargeCap Index. SSPY utilizes Syntax’s Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P 500. SSPY’s goal is to deliver a return that is representative of all the business opportunities in the Syntax Stratified LargeCap Index. By doing this, SSPY addresses the related business risk concentrations that occur in capitalization-weighted indices.

The Syntax® Stratified MidCap ETF (ticker: SMDY) reweights the constituents of the S&P MidCap 400® Index and seeks to track, before fees and expenses, the total return performance of the Syntax Stratified MidCap Index. SMDY utilizes Syntax’s Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P MidCap 400 Index. SMDY’s goal is to deliver a return that is representative of all the business opportunities in the Syntax Stratified MidCap Index. By doing this, SMDY addresses the related business risk concentrations that occur in capitalization-weighted indices.

The Syntax® Stratified SmallCap ETF (ticker: SSLY) reweights the constituents of the S&P SmallCap 600® Index and seeks to track, before fees and expenses, the total return performance of the Syntax Stratified SmallCap Index. SSLY utilizes Syntax’s Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P SmallCap 600 Index. SSLY’s goal is to deliver a return that is representative of all the business opportunities in the Syntax Stratified SmallCap Index. By doing this, SSLY addresses the related business risk concentrations that occur in capitalization-weighted indices.

Under normal circumstances, the Adviser expects to allocate the equity assets of the Fund among the Syntax® Stratified LargeCap ETF or Syntax® Stratified LargeCap II ETF, the Syntax® Stratified MidCap ETF, and the Syntax® Stratified SmallCap ETF in exposures approximate to their exposures in the Syntax U.S. Total Market Index, which are derived from their relative capitalization weighted exposures in the S&P Composite 1500 Index. Based on historical averages the Adviser expects these exposures in the equity portion of the Fund’s portfolio to be between 70% and 96% to the Syntax Underlying Funds or constituents representing S&P 500 (large capitalization) universe exposure, between 3% and 20% to the Syntax Underlying Funds or constituents representing S&P MidCap 400 (mid capitalization) universe exposure, and between 1% and 10% to the Syntax Underlying Funds or constituents that represent S&P SmallCap 600 (small capitalization) universe exposure. The Syntax U.S. Total Market Index is reconstituted annually. The Fund, at the Adviser’s discretion, may, from time to time, own these exposures in weights that are not in their relative positions in the Syntax U.S. Total Market Index or S&P 1500 Index if the Adviser deems it in the interest of the Fund. The Fund has a policy that under normal circumstances, it will invest at least 80% of holdings in companies that represent U.S. total market exposure as per the investment objective. There is no guarantee that the weights of the individual ETFs will be in the above ranges.

Under normal market conditions, the referent indices for each of the Syntax Underlying Funds rebalance quarterly, on the third Friday of each quarter-ending month, and include components allocated across eight industry sectors: consumer, energy, financials, food, healthcare, industrials, information, and information tools. The Fund will allocate across the Syntax Underlying Funds through the methodology described above.

The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this investment policy.

The Fund is actively managed, and the weighting of the Syntax Underlying Funds or the weighting of the Securities is expected to shift over time, based on the outlook of the Adviser and Sub-Adviser who is responsible for setting the periodic allocation of the Fund across its large, mid, and small cap exposure. The Syntax Underlying Funds use a “passive”, or indexing, approach to try to achieve each Syntax Underlying Fund’s investment objective. The Fund may underperform the 1500 Index.

The Fund anticipates income from dividend payments made by ETFs and individual securities via the Syntax Underlying Funds or Securities.

The Adviser may, from time to time, allocate to other Syntax Stratified Weight ETFs that use active and/or passive strategies as applied to comparable U.S. equity investment universes.

Please see the Additional Strategies Information section of the Fund’s Prospectus for more information on the Syntax Stratified Weight methodology.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

LEVERAGING RISK: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund invests and the market price of a security may fluctuate, sometimes rapidly and unpredictably. U.S. securities markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events. The adverse impact of any one or more of these events on the market value of fund investments could be significant and cause losses.

MARKET DISRUPTION RISK: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, supply chain disruptions, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.

STRATEGY RISK OF UNDERLYING FUNDS: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by related business risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

OPTIONS RISK: The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility (known as implied volatility), which in turn are affected by fiscal and monetary policies and by national and international political and economic events. Accordingly, prior to the exercise or expiration of an option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors. Increases in implied volatility of options may affect the value of an option, even if the value of the underlying instrument does not change, which could result in a reduction in the Fund’s share price. In unusual market circumstances where implied volatility sharply increases or decreases causing options spreads to be significantly correlated to the underlying instrument, the Fund’s strategy may not perform as anticipated. Purchased put options may expire worthless and may have imperfect correlation to the value of the Fund’s sector- based investments. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.

BASIS RISK: In the context of using options in a portfolio, basis risk refers to the lack of expected correlation between a hedging instrument or strategy and the underlying assets being hedged. Such a lack of correlation may result in reduced effectiveness of the hedging instrument or strategy, which in turn may adversely affects the Fund in terms of increased hedging costs or reduced risk mitigation. Specifically, the Fund’s purchase of exchange-traded put options based upon the S&P 500 Index to hedge against downward movements in the Underlying Funds or Securities creates the risk that the hedge may not be effective because the Underlying Funds or Securities contain more constituents and at different weightings than the S&P 500 Index. At times, the performance of the Underling Funds or Securities can and will differ from the S&P 500 Index upon which the options are based. The implementation of the Defined Risk Strategy also will involve additional purchases and sales of options based on indices other than the S&P 500, which also could create basis risk.

DERIVATIVES RISK: The Fund invests in various exchange-traded call and put options, which are types of derivatives. Generally, derivatives are financial instruments that derive their performance from an underlying reference asset, such as an index. Derivatives, such as options, involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments such as stocks. These instruments can be highly volatile, less liquid than other securities and may perform in unanticipated ways. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives can be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives that are traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. Ongoing changes to regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to implement the Defined Risk Strategy. New regulation of derivatives may make them costlier, may limit their availability, or may otherwise adversely affect their value or performance. There is no assurance that the Fund’s use of derivatives will successful in serving as a hedging mechanism or generating additional return, or that the Fund will not lose money.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

MANAGEMENT RISK: The Fund’s dependence on stratification and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs in which the Fund invests may prove to be incorrect and may not produce the desired results. As an active fund and pursuant to the trust’s custom basket rules, the Fund, at the Adviser’s discretion, may, from time to time, own its securities in exposures and weights that are not in their relative Stratified Weight exposures outlined in the Principal Strategy if the Adviser deems it in the interest of the Fund. During these periods, the performance of the Fund may deviate from what would be expected from the Stratified Weight exposures and may not produce the desired results. The Options Sub-Adviser’s dependence on its Defined Risk Strategy (“DRS”) process and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs and options in which the Fund invests or writes may prove to be incorrect and may not produce the desired results.

PASSIVE STRATEGY/INDEX RISK OF CERTAIN UNDERLYING FUNDS: The Fund may invest in Underlying Funds or Securities that are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because each Underlying Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that each Underlying Fund’s investment results will have a high degree of correlation to those of their respective benchmark or that the Fund will achieve its investment objective.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions, the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, are more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

ACTIVE MANAGEMENT RISK: The Fund, as well as certain Underlying Funds, are actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful and the Funds may underperform their benchmark indices.

MARKET TRADING RISK: The Fund is a new fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to Fund Shares trading at a premium or discount to net asset value (“NAV”). Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them; the Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Adviser has engaged with Authorized Participants (“APs”) to seek to make a liquid, efficient market in the Fund, investors in the fund may incur fees and losses, including, but not limited to, upon exiting a position, in the event that the Fund or its underlying constituents are not highly liquid. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to differences between the market prices of Shares and their underlying value.

NEW FUND RISK: The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, which may cause it to experience greater tracking error to the Index than it otherwise would at a higher asset level, nor can there be assurance regarding Fund performance; either factor may also cause the Fund to liquidate.

AUTHORIZED PARTICIPANTS RISK. The Fund has a limited number of financial institutions that may act as APs. To the extent APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, Shares may trade at a material discount to NAV and possibly face trading halts or delisting.

FUND PERFORMANCE

The Fund is new and does not yet have a full calendar year of performance. After the Fund has been in operation for a full calendar year, total return information will be presented. Updated performance information, which will be available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com, will provide some indication of the risks of investing in the Fund.

Syntax Stratified LargeCap II ETF
SYNTAX STRATIFIED LARGECAP II ETF
OBJECTIVE

The Syntax Stratified LargeCap II ETF (the “Fund”) seeks to obtain capital growth that meets or exceeds the performance of the S&P 500® Index (“S&P 500”) by investing in securities that provide U.S. large capitalization (“large cap”) equity market exposure.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions and other fees to financial intermediaries you may pay on purchases and sales of Fund Shares.

Annual Fund Operating Expenses	Syntax Stratified LargeCap II ETF Syntax Stratified LargeCap II ETF Shares
Management fees	0.45%
Distribution and service (12b-1) fees	none
Other expenses	none	[1]
Total Annual Fund Operating Expenses	0.45%
Fee Waiver/Expense Reimbursement	0.15%	[2]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	0.30%	[2]
[1]	Other expenses have been estimated for the current fiscal year. Actual expenses may be different.
[2]	Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and/or absorb expenses of the Fund until at least May 1, 2023, thereafter subject to annual re-approval by the Fund’s Board of Trustees, to ensure that Total Annual Fund Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) do not exceed 0.30%. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the expense cap in place at the time such amounts were waived; and (ii) the Fund’s current expense cap. These arrangements cannot be terminated prior to one year from the effective date of this Prospectus without the approval of the Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Syntax Stratified LargeCap II ETF | Syntax Stratified LargeCap II ETF Shares | USD ($)

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

PRINCIPAL STRATEGY

The Fund seeks Stratified WeightTM exposure, as described below, to the securities in the U.S. large cap equity market, principally the S&P 500 Index, through active investments. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of U.S. issuers that have similar economic characteristics to such securities. The Fund utilizes Syntax’s Stratified Weight™ methodology to spread exposure more evenly across the business risks in large-cap U.S. securities.

Syntax's Stratified Weight™ methodology is designed to correct for business risk concentrations that regularly occur in capitalization-weighted and equal- weighted indices and funds. Capitalization weighting can cause an investor's ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting may cause an investor’s ownership to accumulate in industries with large groups of companies with similar “Related Business Risks”. Instead of concentrating in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index or fund weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to all of the business opportunities of an index. Compared to capitalization weighted indices, the Stratified approach may provide the following potential advantages: reduce the negative impact of a significant correction in an overweight sector; increase the chance of participating in capital appreciation among all sectors during a market rally; capture a fuller range of market opportunities.

Syntax’s Stratified-Weight™ is the weighting method by which Syntax diversifies its indices by hierarchically grouping and distributing the weight of an index’s constituent companies that share Related Business Risks. Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification. The market capitalization of companies in the S&P 500 Index as of December 31, 2021 was between $3.9 billion and $2.9 trillion. The assets in the Fund are managed by Vantage Consulting Group (the “Sub-Adviser”).

The Fund, at the Adviser's discretion, may from time to time own securities that are not included in the S&P 500 Index and/or may hold securities that are not in a Stratified Weight exposure if the Adviser deems it in the interest of the Fund.

The Fund is actively managed, and the weighting of the underlying securities is expected to shift over time, based on the outlook of the Adviser and Sub-Adviser who are responsible for directing the investments of the Fund.

Please see the Additional Strategies Information section of the Fund's Prospectus for more information on the methodology of the Adviser.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund invests, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. U.S. securities markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events. The adverse impact of any one or more of these events on the market value of fund investments could be significant and cause losses.

MARKET DISRUPTION RISK: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.

STRATEGY RISK: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by related business risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

MANAGEMENT RISK: The Fund’s dependence on stratification and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs in which the Fund invests may prove to be incorrect and may not produce the desired results. As an active fund and pursuant to the trust’s custom basket rules, the Fund, at the Adviser’s discretion, may, from time to time, own its securities in exposures and weights that are not in their relative Stratified Weight exposures outlined in the Principal Strategy if the Adviser deems it in the interest of the Fund. During these periods, the performance of the Fund may deviate from what would be expected from the Stratified Weight exposures and may not produce the desired results.

ACTIVE MANAGEMENT RISK: The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful, and the Fund may underperform the S&P 500 Index due to active management decisions or other reasons.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

MARKET TRADING RISK: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

NEW FUND RISK: The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, which may make it more difficult to achieve its investment objective than it otherwise would at a higher asset level, nor can there be assurance regarding Fund performance; either factor may also cause the Fund to liquidate.

AUTHORIZED PARTICIPANTS RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, Shares may trade at a material discount to NAV and possibly face trading halts or delisting.

FUND PERFORMANCE

The Fund is new and does not yet have a full calendar year of performance. After the Fund has been in operation for a full calendar year, total return information will be presented. Updated performance information, which will be available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com, will provide some indication of the risks of investing in the Fund.

Syntax Stratified Europe and Asia Developed Markets ETF
SYNTAX STRATIFIED EUROPE AND ASIA DEVELOPED MARKETS ETF
OBJECTIVE

The Syntax Stratified Europe and Asia Developed Markets (“SEADM”) ETF (the “Fund”) seeks to provide investment results that, before expenses, correlate to the total return performance of publicly traded equity securities of companies comprising the Syntax Stratified Europe and Asia Developed Markets Index (“SEADM Index” or the “Index”).

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions and other fees to financial intermediaries you may pay on purchases and sales of Fund Shares.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Syntax Stratified Europe and Asia Developed Markets ETF Syntax Stratified Europe and Asia Developed Markets ETF Shares
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	none	[1]
Total Annual Fund Operating Expenses	0.50%
Fee Waiver/Expense Reimbursement	0.05%	[2]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	0.45%	[2]
[1]	Other expenses have been estimated for the current fiscal year. Actual expenses may be different.
[2]	Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and/or absorb expenses of the Fund until at least May 1, 2023, thereafter subject to annual re-approval by the Fund’s Board of Trustees, to ensure that Total Annual Fund Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) do not exceed 0.45%. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the expense cap in place at the time such amounts were waived; and (ii) the Fund’s current expense cap. These arrangements cannot be terminated prior to one year from the effective date of this Prospectus without the approval of the Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Syntax Stratified Europe and Asia Developed Markets ETF | Syntax Stratified Europe and Asia Developed Markets ETF Shares | USD ($)	47	157

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

PRINCIPAL STRATEGY

The Fund seeks to correlate its performance to the SEADM Index, which means that it is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. Under normal conditions, the Fund employs a representative sampling indexing strategy to manage the Fund, which means that the Fund typically invests in a representative sample of securities that collectively have an investment profile similar to that of an applicable index. The Fund may or may not hold all of the securities of the Index. Under normal conditions, the Fund invests at least 80% of its total assets in equity securities and depositary receipts of issuers of all capitalization sizes from both the Europe and Asia developed markets universe. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.

The SEADM Index, which was created by Syntax LLC, an affiliate of the Fund’s investment adviser, is the Stratified- Weight™ version, as described below, of the broad-based MSCI EAFE® Index. The MSCI EAFE® Index is an equity index which captures large and mid cap representation across 21 developed market countries, excluding the U.S. and Canada, covering approximately 85% of the free float-adjusted market capitalization in each developed market country. As the SEADM Index is designed to hold the same constituents as the MSCI EAFE® Index, the constituents in the SEADM Index represent the same 21 developed market countries in Europe and Asia as designated within the MSCI EAFE® Index. The country classification of each security included in the MSCI EAFE® Index is determined by the country of incorporation of the issuing company and the primary listing of the company’s securities. As of December 31, 2021, the SEADM Index consisted of securities from the following European countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Israel, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom (UK), and the following Asian or Asia-Pacific countries: Australia, Hong Kong, Japan, New Zealand and Singapore. In particular, the SEADM Index is expected to have significant exposure to issuers in Japan.

Syntax’s Stratified-Weight™ is the weighting method by which Syntax diversifies its indices by hierarchically grouping and distributing the weight of an index’s constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification. The Index is rebalanced and reconstituted quarterly on the third Friday of each quarter-ending month and will typically include approximately 875 to 900 constituents allocated across eight Related Business Risk groups (industry sectors): consumer, energy, financials, food, healthcare, industrials, information, and information tools. Due to the distribution of Related Business Risks identified within in the SEADM Index company universe, the financials industry sector is expected to have a substantially higher relative allocation within this index relative to that of the remaining industry sectors. Further description of the typical characteristics and risks corresponding to these Related Business Risk groups is provided in the Additional Strategies Information and Additional Risk Information sections, respectively. The market capitalization of companies in the SEADM Index as of December 31, 2021 was between $2.84 million and $416 billion. Vantage Consulting Group (the “Sub-Adviser”) provides sub-advisory services to the Fund.

Syntax’s Stratified Weight™ methodology is designed to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices. Capitalization weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting may cause an investor’s ownership to accumulate in industries with large groups of companies with similar Related Business Risks. Instead of concentrating in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to all of the business opportunities of an index. Compared to capitalization-weighted indices, the Stratified Weight™ approach may provide the following potential advantages: reduce the negative impact of a significant correction in an overweight sector; increase the chance of participating in capital appreciation among all sectors during a market rally; capture a fuller range of market opportunities. The Fund’s investments will be concentrated in certain securities from time-to-time to the extent the Index is so concentrated. The Fund, at the Adviser’s discretion, may from time-to-time own up to 20% of its total assets in securities that are not included in the Index. In addition, the Fund may hold Index securities that are not in a stratified weight exposure if the Adviser deems it in the best interest of the Fund, but may not hold more than 20% of its total assets in non-Index securities.

Please see the Additional Strategies Information section of the Fund’s Prospectus for more information on the methodology of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund invests and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses.

MARKET DISRUPTION RISK: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, supply chain disruptions, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.

STRATEGY RISK: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by Related Business Risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

CURRENCY RISK: As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning.

SMALL AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well- managed smaller and mid-sized companies. Under certain market conditions, the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

TRACKING ERROR RISK: The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of its corresponding Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions, including without limitation instances where a security’s proportionate representation in a Fund does not match that of the Index. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. Index ETFs that track indices with significant weight in emerging markets issuers may experience higher tracking error than other index ETFs that do not track such indices.

FINANCIALS SECTOR RISK: The Fund may have significant exposure to the financials sector due to the larger relative allocation to this Related Business Risk group within the SEADM Index. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, interest rates, credit rating downgrades, currency volatility, international conflict, disruption in access to markets, excessive leverage, and decreased market liquidity. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. Downturns in the financials sector may negatively impact the availability of financing for other companies whose constituents are in the Fund and for governmental entities, which may exacerbate economic downturns and further negatively impact Fund performance. The weight of the Financials sector in the underlying Index may be greater than that allocated to any other sector at any given time, which may magnify the negative effect of financial downturns on Fund performance. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

NEW FUND RISK: The Fund is a new fund. As a new Fund, there can be no assurance that it will grow to or maintain an economically viable size, which may cause it to experience greater tracking error to the Index than it otherwise would at a higher asset level; it may also cause the Fund to liquidate.

NON-U.S. SECURITIES RISK: Investing in foreign companies, including direct investments and investments through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. The Fund may lose money due to political, economic and geographic events affecting issuers of non-U.S. securities or non-U.S. markets. In addition, non-U.S. securities markets may trade a small number of securities and may be unable respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

INDEX-RELATED RISK: There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective The Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an alternative strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

MARKET TRADING RISK: The Fund is a new fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them; the Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Adviser has engaged with Authorized Participants (“APs”) to seek to make a liquid, efficient market in the Fund, investors in the Fund may incur fees and losses, including, but not limited to, upon exiting a position, in the event that the Fund or its underlying constituents are not highly liquid. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to differences between the market prices of Shares and their underlying value.

AUTHORIZED PARTICIPANTS RISK. The Fund has a limited number of financial institutions that may act as APs. To the extent APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, Shares may trade at a material discount to NAV and possibly face trading halts or delisting.

INDEX MANAGEMENT RISK: The Fund’s dependence on the Index identifying, grouping, and diversifying the constituents of the MSCI EAFE® Index across Related Business Risks, which reflects the Stratified approach, may prove to be incorrect and may not produce the desired results.

NATIONAL CLOSED MARKET TRADING RISK: To the extent that the underlying securities held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

RISK OF INVESTING IN DEVELOPED COUNTRIES: The Fund’s investment in developed country issuers may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Economic and securities market growth in many developed countries over the previous decade was stimulated by quantitative easing and other governmental policies; as central banks or other governmental authorities reduce or eliminate such measures, Fund performance could suffer. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. A natural disaster or public health emergency could occur in a geographic region in which the Fund invests, which could adversely affect the economy or the business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

ASIAN ISSUER RISK: Because the Fund is expected to concentrate its investments in securities of Asian issuers, the Fund's performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds. Some developed market Asian economies are characterized by political and social instability. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

RISK OF INVESTING IN JAPAN: The Fund may have significant exposure to securities of issuers in Japan due to the corresponding allocation to such issuers within the SEADM Index. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since the early 1990’s, Japan’s economic growth rate and stock market performance have generally remained low relative to other advanced economies, and they may remain low in the future. Japan’s heavy debt burden, low interest rates, and demographic imbalances pose significant challenges to growth. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Fund. Japan’s relations with its neighbors have at times been strained, and strained relations may cause uncertainty in the Japanese markets and adversely affect the overall Japanese economy.

EUROPEAN ISSUER RISK: Because the Fund is expected to concentrate its investments in securities of European issuers, the Fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The UK’s departure from the European Union (Brexit) became effective January 1, 2021, with the end of the Brexit transition period and the post-Brexit trade deal between the UK and the European Union taking effect on December 31, 2020. The impact of any partial or complete dissolution of the European Union on the UK and European economies and the broader global economy could be significant. In addition, the extent and duration of Russia's invasion of Ukraine, resulting sanctions and future market disruptions in Europe are impossible to predict, but could be significant and have an adverse effect on the region, including significant negative impacts on the economies of European nations. The foregoing events may result in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.

FUND PERFORMANCE

The Fund is new and does not yet have a full calendar year of performance. After the Fund has been in operation for a full calendar year, total return information will be presented. Updated performance information, which will be available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com, will provide some indication of the risks of investing in the Fund.

Syntax Stratified 1000 ETF
SYNTAX STRATIFIED 1000 ETF
OBJECTIVE

The Syntax Stratified 1000 ETF (the “Fund”) seeks to provide investment results that, before expenses, correlate to the total return performance of publicly traded equity securities of companies comprising the Syntax Stratified 1000 Index (the “Syntax 1000 Index” or the “Index”).

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions and other fees to financial intermediaries you may pay on purchases and sales of Fund Shares.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Syntax Stratified 1000 ETF Syntax Stratified 1000 ETF Shares
Management fees	0.45%
Distribution and service (12b-1) fees	none
Other expenses	none	[1]
Total Annual Fund Operating Expenses	0.45%
Fee Waiver/Expense Reimbursement	0.15%	[2]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	0.30%	[2]
[1]	Other expenses have been estimated for the current fiscal year. Actual expenses may be different.
[2]	Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and/or absorb expenses of the Fund until at least May 1, 2023, thereafter subject to annual re-approval by the Fund’s Board of Trustees, to ensure that Total Annual Fund Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) do not exceed 0.30%. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the expense cap in place at the time such amounts were waived; and (ii) the Fund’s current expense cap. These arrangements cannot be terminated prior to one year from the effective date of this Prospectus without the approval of the Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Syntax Stratified 1000 ETF | Syntax Stratified 1000 ETF Shares | USD ($)	31	129

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

PRINCIPAL STRATEGY

The Fund seeks to correlate its performance to the Syntax 1000 Index. Under normal conditions, the Fund employs a representative sampling indexing strategy to manage the Fund, which means that the Fund typically invests in a representative sample of securities that collectively have an investment profile similar to that of an applicable index. The Fund may or may not hold all of the securities of the Index. Under normal market conditions, the Fund invests substantially all, and at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.

The Syntax 1000 Index, which was created by Syntax LLC, an affiliate of the Fund’s investment adviser, is the Stratified WeightTM version, as described below, of the broad-based Russell 1000® Index and holds the same constituents as the Russell 1000® Index. The Russell 1000® Index represents the top 1000 companies by market capitalization in the United States and comprises about 92% of the total market cap of all listed stocks in the U.S. equity market.

Syntax’s “Stratified Weight” is the weighting method by which Syntax diversifies its indices by hierarchically grouping and distributing the weight of an index’s constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification. The Index rebalances quarterly on the third Friday of each quarter ending month, with reconstitution occurring annually on the fourth Friday of each June and will typically include approximately 1000 components allocated across eight Related Business Risk groups (industry sectors): consumer, energy, financials, food, healthcare, industrials, information, and information tools. Further description of the typical characteristics and risks corresponding to these Related Business Risk groups is provided in the Additional Strategies Information and Additional Risk Information sections, respectively. The market capitalization of companies in the Russell 1000® Index as of December 31, 2021 was between $437.7 thousand and $2.9 billion. Vantage Consulting Group (the “Sub- Adviser”) provides sub-advisory services to the Fund.

Syntax’s Stratified Weight™ is designed to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices. Capitalization weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting is intended to permit an investor’s ownership to accumulate in the industries that have the most company representatives in the index. Instead of concentrating in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to of all the business opportunities of an index. The Fund’s investments will be concentrated in certain securities from time-to-time to the extent the Index is so concentrated. The Fund, at the Adviser’s discretion, may from time-to-time own up to 20% of its total assets in securities that are not included in the Index. In addition, the Fund may hold Index securities that are not in a stratified weight exposure if the Adviser deems it in the best interest of the Fund, but may not hold more than 20% of its total assets in non-Index securities.

Please see the Additional Strategies Information section of the Fund’s Prospectus for more information on the methodology of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund invests and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses.

MARKET DISRUPTION RISK: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, supply chain disruptions, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.

STRATEGY RISK: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by Related Business Risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

MID-CAPITALIZATION SECURITIES RISK: Investing in securities of mid-sized companies may involve greater volatility than investing in larger and more established companies because mid-sized companies can be subject to more abrupt or erratic share price changes than larger, more established companies, are more vulnerable to adverse business and economic developments, and are more thinly traded relative to those of larger companies.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well- managed smaller and mid-sized companies. Under certain market conditions, the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

TRACKING ERROR RISK: The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of its corresponding Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions, including without limitation instances where a security’s proportionate representation in a Fund does not match that of the Index. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. Index ETFs that track indices with significant weight in emerging markets issuers may experience higher tracking error than other index ETFs that do not track such indices.

INDEX-RELATED RISK: There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective. The Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an alternative strategy.

NEW FUND RISK: The Fund is a new fund. As a new Fund, there can be no assurance that it will grow to or maintain an economically viable size, which may cause it to experience greater tracking error to the Index than it otherwise would at a higher asset level; it may also cause the Fund to liquidate.

MARKET TRADING RISK: The Fund is a new fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them; the Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Adviser has engaged with Authorized Participants (“APs”) to seek to make a liquid, efficient market in the Fund, investors in the fund may incur fees and losses, including, but not limited to, upon exiting a position, in the event that the Fund or its underlying constituents are not highly liquid. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to differences between the market prices of Shares and their underlying value.

AUTHORIZED PARTICIPANTS RISK. The Fund has a limited number of financial institutions that may act as APs. To the extent APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, Shares may trade at a material discount to NAV and possibly face trading halts or delisting.

INDEX MANAGEMENT RISK: The Fund’s dependence on the Index identifying, grouping, and diversifying the constituents of the Russell 1000 Index across Related Business Risks, which reflects the Stratified approach, may prove to be incorrect and may not produce the desired results.

FUND PERFORMANCE

The Fund is new and does not yet have a full calendar year of performance. After the Fund has been in operation for a full calendar year, total return information will be presented. Updated performance information, which will be available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com, will provide some indication of the risks of investing in the Fund.